CONDENSED CONSOLIDATED STATEMENTS OF INCOME (unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
CONDENSED CONSOLIDATED STATEMENTS OF INCOME (unaudited)
OPERATING REVENUES	$ 262,154	$ 246,306	$ 515,461	$ 499,755
OPERATING EXPENSES
Voyage expenses	(16,810)	(12,678)	(34,945)	(33,020)
Vessel operating expenses	(56,385)	(47,090)	(108,087)	(90,204)
Depreciation	(40,698)	(35,380)	(80,726)	(69,243)
Amortization of deferred drydocking and special survey costs	(11,515)	(6,972)	(22,485)	(12,424)
General and administrative expenses	(11,206)	(11,297)	(23,428)	(21,541)
Net gain on disposal of vessel		7,094		7,094
Income From Operations	125,540	139,983	245,790	280,417
OTHER INCOME (EXPENSES):
Interest income	3,661	2,923	7,266	5,859
Interest expense	(9,711)	(5,106)	(19,714)	(8,230)
Gain on investments	14,734	2,224	17,217	13,203
Dividend income	313	3,052	679	3,984
Equity loss on investments	(333)	(97)	(565)	(206)
Other finance expenses	(973)	(868)	(1,960)	(1,750)
Other income/(expenses), net	(1,424)	(56)	(866)	179
Loss on derivatives	(903)	(903)	(1,796)	(1,806)
Total Other Income/(Expenses), net	5,364	1,169	261	11,233
Net Income	$ 130,904	$ 141,152	$ 246,051	$ 291,650
EARNINGS PER SHARE
Basic earnings per share (in dollars per share)	$ 7.14	$ 7.3	$ 13.27	$ 15.05
Diluted earnings per share (in dollars per share)	$ 7.12	$ 7.23	$ 13.24	$ 14.92
Basic weighted average number of common shares	18,344	19,348	18,546	19,380
Diluted weighted average number of common shares	18,396	19,520	18,588	19,552